Summary of Significant Accounting Policies (Changes in the Carrying Amount of Warranty Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at December 31	$ 3,910	$ 3,440
Provision charged to cost of sales	4,631	4,376
Usage	(4,099)	(3,649)
Adjustments to previously provided warranties, net	(213)	(198)
Currency translation	134	(59)
Balance at December 31	$ 4,363	$ 3,910